Asset Impairment, Restructuring and Other Special Charges (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) site	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash expense:
Severance and other	$ (2.8)	$ 62.1	$ 162.0	$ 42.1	$ 59.5
Integration	10.5	75.1	90.3	154.8	140.8
Facility exit costs	11.2	24.3	31.8	13.2	5.5
Total cash expense			284.1	210.1	205.8
Non cash expense:
Asset impairment	63.9	43.8	110.6	98.3	57.5
Total non cash expense			110.6	98.3	57.5
Gain on sale of fixed assets	0.0	(16.0)	(19.6)
Total cash expense	$ 82.8	$ 189.3	$ 375.1	$ 308.4	$ 263.3
Number of sites disposed | site			2